Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Impaired loans [abstract]
Interest income recognized on impaired loans	$ 53	$ 47
Interest income, not classified as impaired loans	$ 270	$ 310